Shareholder Report	12 Months Ended		24 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2023	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Thrivent ETF Trust
Entity Central Index Key	0001896670
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000234286
Shareholder Report [Line Items]
Fund Name	Thrivent Small-Mid Cap ESG ETF
Class Name	Thrivent Small-Mid Cap ESG ETF
Trading Symbol	TSME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Thrivent Small-Mid Cap ESG ETF (the Fund) for the 12 months ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.thriventetfs.com/prospectus. You can also request this information by contacting us at 800-847-4836.
Additional Information Phone Number	800-847-4836
Additional Information Website	www.thriventetfs.com/prospectus
Expenses [Text Block]

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)
ETF	Costs of a $10K investment	Costs paid as a % of a $10K investment
Fund	$75	0.65%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform over the past 12 months?

For the 12 months ended September 30, 2024, the Fund earned a return of 32.21%, outperforming its peer group, the Morningstar Mid-Cap Blend category which returned 27.57%. The Fund's broad-based benchmark Russell 3000® Index earned a return of 35.19% over the same period.

The key factors that contributed to the Fund's performance over the past 12 months include:

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance
Line Graph [Table Text Block]
	FundFootnote Reference1	Russell 3000® Index	S&P MidCap 400® ESG Index	Russell 2500® Index
10/05/2022	$10,000	$10,000	$10,000	$10,000
10/31/2022	$10,278	$10,213	$10,324	$10,254
11/30/2022	$10,776	$10,746	$11,013	$10,687
12/31/2022	$10,203	$10,117	$10,403	$10,051
1/31/2023	$11,298	$10,814	$11,410	$11,056
2/28/2023	$11,283	$10,561	$11,229	$10,797
3/31/2023	$10,768	$10,843	$10,709	$10,392
4/30/2023	$10,466	$10,959	$10,586	$10,257
5/31/2023	$10,091	$11,001	$10,190	$10,077
6/30/2023	$11,265	$11,753	$11,160	$10,935
7/31/2023	$11,774	$12,174	$11,696	$11,479
8/31/2023	$11,453	$11,939	$11,331	$11,028
9/30/2023	$10,770	$11,370	$10,733	$10,412
10/31/2023	$9,969	$11,069	$10,119	$9,780
11/30/2023	$10,942	$12,101	$10,978	$10,660
12/31/2023	$12,028	$12,743	$11,982	$11,803
1/31/2024	$11,737	$12,884	$11,725	$11,494
2/29/2024	$12,734	$13,581	$12,269	$12,119
3/31/2024	$13,458	$14,020	$12,950	$12,619
4/30/2024	$12,520	$13,403	$12,084	$11,774
5/31/2024	$13,108	$14,036	$12,643	$12,264
6/30/2024	$13,034	$14,470	$12,457	$12,080
7/31/2024	$13,898	$14,739	$13,286	$12,977
8/31/2024	$13,818	$15,060	$13,248	$12,944
9/30/2024	$14,230	$15,372	$13,431	$13,137

Average Annual Return [Table Text Block]
Average Annual Total Returns*	1 Year	Since Inception 10/5/22
Fund (NAV)Footnote Reference1	32.21%	19.42%
Russell 3000® Index	35.19%	24.13%
S&P MidCap 400® ESG Index	25.14%	15.96%
Russell 2500® Index	26.17%	14.68%

Performance Inception Date			Oct. 05, 2022
No Deduction of Taxes [Text Block]	The line graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares
Material Change Date		Sep. 30, 2023
Updated Performance Information Location [Text Block]	Call 800-847-4836 or visit www.thriventfunds.com/etfs/small-mid-cap-esg-etf.html for performance results current to the most recent month-end.
AssetsNet	$ 214,541,705		$ 214,541,705
Holdings Count | Holding	70		70
Advisory Fees Paid, Amount	$ 1,038,412
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	# of Portfolio Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$214,541,705	70	58%	$1,038,412

Holdings [Text Block]

Portfolio Composition (% of Portfolio)

Value	Value
Common Stock	97.9%
U.S. Treasury Obligations	2.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Fair Isaac Corp.	2.4%
SharkNinja, Inc.	2.3%
NVR, Inc.	2.2%
FTAI Aviation Ltd.	2.0%
Modine Manufacturing Co.	1.9%
Insight Enterprises, Inc.	1.9%
Tractor Supply Co.	1.9%
Patrick Industries, Inc.	1.9%
TPG, Inc.	1.9%
Labcorp Holdings, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 30, 2023. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

  There were no material changes noted for the Fund that need to be disclosed for the year ended September 30, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund since September 30, 2023. For more complete information you may review the Fund's next prospectus which will be available at thriventetfs.com/prospectus or upon request at 800-847-4836.

Accountant Change Statement [Text Block]	There were no changes to the Fund's auditor or disagreements with them for the year ended September 30, 2024.
Accountant Change Date	Sep. 30, 2024